Note 16 - Stock-based Compensation Plans - Assumptions Used in Black-scholes Model for Each Grant (Details)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Expected volatility (%)	23.60%	23.50%	25.20%
Risk-free rate (%)	2.00%	1.00%	0.60%
Expected option life (years) (Year)	5 years	5 years	5 years